UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JANUARY 31, 2018 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.5% ‡

	Shares	Value
CONSUMER DISCRETIONARY — 15.4%
Bassett Furniture Industries	36,931	$1,253,807
Callaway Golf	83,070	1,226,944
Century Communities *	31,153	984,435
Culp	23,451	745,742
Del Frisco’s Restaurant Group *	50,390	881,825
Fiesta Restaurant Group *	38,277	734,918
Flexsteel Industries	18,275	787,287
Fogo De Chao *	53,720	698,360
Hooker Furniture	16,840	625,606
Johnson Outdoors, Cl A	21,080	1,270,492
M/I Homes *	22,333	722,249
Malibu Boats, Cl A *	16,198	538,745
MarineMax*	55,748	1,279,417

		11,749,827

CONSUMER STAPLES — 1.8%
Landec*	78,446	1,031,565
S&W Seed *	74,880	318,240

		1,349,805

ENERGY — 3.9%
Era Group *	3,997	40,489
Mammoth Energy Services *	27,250	625,660
Natural Gas Services Group *	25,443	700,955
Renewable Energy Group *	37,333	399,463
REX American Resources *	5,000	408,250
Smart Sand *	83,916	771,188

		2,946,005

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — 25.9%
Citizens Community Bancorp	42,500	$578,425
Eagle Bancorp Montana	11,530	232,906
Enterprise Financial Services	10,698	520,458
Equity Bancshares, Cl A *	16,035	577,420
First Bancshares	16,780	539,477
First Busey	47,956	1,485,677
First Financial Northwest	31,910	508,646
First Internet Bancorp	28,480	1,066,576
Guaranty Bancshares	19,970	632,250
Heritage Financial	46,200	1,422,960
Home Bancorp	13,160	564,038
HomeTrust Bancshares *	49,261	1,248,766
Independent Bank	32,680	753,274
Mercantile Bank	13,300	464,037
Meridian Bancorp	31,763	649,553
MidSouth Bancorp	65,870	932,061
OceanFirst Financial	17,580	464,991
Old Second Bancorp	148,549	2,183,670
PCSB Financial *	69,444	1,401,380
Preferred Bank	6,678	430,197
Randolph Bancorp *	54,549	848,782
Riverview Bancorp	52,293	500,967
SI Financial Group	67,510	975,520
TriCo Bancshares	16,430	607,581
Waterstone Financial	10,900	186,390

		19,776,002

HEALTH CARE — 13.7%
Addus HomeCare*	15,956	572,023
AngioDynamics*	34,717	604,423
Anika Therapeutics *	23,280	1,553,242
Atrion	1,881	1,082,327
BioTelemetry*	14,390	491,419
Cardiovascular Systems *	16,430	405,985
CryoLife*	32,080	604,708
HealthStream*	32,381	761,601
LeMaitre Vascular	38,215	1,329,882
Luminex	49,265	994,660
Omnicell*	10,950	537,098
U.S. Physical Therapy	14,972	1,137,123
Utah Medical Products	4,300	387,430

		10,461,921

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

INDUSTRIALS — 18.6%
Allied Motion Technologies	46,444	$1,618,573
BlueLinx Holdings *	18,800	304,372
CRA International	15,814	734,244
Goldfield*	126,030	623,848
GP Strategies *	35,292	880,536
Graham	52,543	1,124,420
Hill International *	201,226	1,146,988
Houston Wire & Cable *	93,405	653,835
Hurco	25,400	1,146,810
Huttig Building Products *	64,600	456,076
Insteel Industries	44,720	1,401,078
LB Foster, Cl A *	2,920	79,278
Lydall*	14,512	693,674
Miller Industries	38,267	996,855
MYR Group *	32,659	1,106,487
Sterling Construction *	33,160	462,582
Ultralife*	49,000	333,200
Willdan Group *	16,970	384,540

		14,147,396

INFORMATION TECHNOLOGY — 15.2%
AutoWeb*	10,684	88,250
Bel Fuse, Cl B	20,096	412,973
BSQUARE*	78,943	339,455
CalAmp*	45,726	1,119,373
Clearfield*	50,132	649,209
Data I *	14,900	169,562
ePlus*	12,588	971,794
Hackett Group	39,371	630,330
Information Services Group *	179,406	764,269
KVH Industries *	37,924	419,060
Mesa Laboratories	9,468	1,339,816
Mitek Systems *	86,750	676,650
PDF Solutions *	42,631	583,192
PRGX Global *	64,510	490,276
Rudolph Technologies *	34,240	897,088
USA Technologies *	83,654	706,876
Vishay Precision Group *	31,370	859,538
Zix*	114,295	483,468

		11,601,179

THE ADVISORS’ INNER CIRCLE FUND	THOMSON HORSTMANN & BRYANT MICROCAP FUND JANUARY 31, 2018 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 3.3%
KMG Chemicals	8,100	$492,075
UFP Technologies *	50,659	1,476,710
Universal Stainless & Alloy *	22,730	585,752

		2,554,537

REAL ESTATE — 1.7%
Community Healthcare Trust (A)	29,190	777,622
Condor Hospitality Trust (A)	47,930	490,803

		1,268,425

TOTAL COMMON STOCK

(Cost $63,170,252)		75,855,097

SHORT-TERM INVESTMENT — 0.6%

SEI Daily Income Trust Government Fund, Cl F, 1.11% (B)
(Cost $448,732)	448,732	448,732

TOTAL INVESTMENTS — 100.1%

(Cost $63,618,984)		$76,303,829

Percentages are based on Net Assets of $76,241,411.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	Real Estate Investment Trust
(B)	Rate shown is the 7-day effective yield as of January 31, 2018.

Cl — Class

As of January 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the quarter ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the quarter ended January 31, 2018, there were no level 3 investments. All transfers, if any, are recognized by the Fund at the period end.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THB-QH-001-1200

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018